Partners' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Partners' Equity
Schedule of cash distributions

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 26, 2022	Common	$0.01	February 9, 2022	522
February 25, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2022	7,112
April 27, 2022	Common	$0.01	May 11, 2022	522
May 12, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2022	6,898
			Total	$15,054